NET LOSS PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option [Member]
Antidilutive securities
Antidilutive securities	3,753,328	3,943,058
Unvested restricted share units
Antidilutive securities
Antidilutive securities	2,753,342	2,003,074